Investment in equity investees (Details 4) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Mar. 31, 2021
Equity method investments
Investments accounted for under the equity method	¥ 34,294		¥ 30,460
Additional paid-in capital	¥ 182,404	$ 24,989	¥ 184,204
JD Technology
Equity method investments
Percentage of the issued and outstanding ordinary shares (in percentage)				41.70%
Percentage of equity interest	43.60%	43.60%
Investments accounted for under the equity method	¥ 15,607
Recognized decrease in investment	(726)
Additional paid-in capital	¥ (726)
Home Credit Consumer Finance Co Ltd
Equity method investments
Percentage of the issued and outstanding ordinary shares (in percentage)	50.00%	50.00%
Investments accounted for under the equity method	¥ 2,500
Home Credit Consumer Finance Co Ltd | JD Technology
Equity method investments
Percentage of the issued and outstanding ordinary shares (in percentage)	15.00%	15.00%